UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith Chief Financial Officer Market Vectors ETF Trust 335 Madison Avenue - 19th Floor New York, N.Y. 10017 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Angola: 1.1%
42,757	Acergy S.A. (NOK) #	$796,315

Australia: 1.2%
127,192	Paladin Energy Ltd. * #	443,318
40,113	Riversdale Mining Ltd. * #	407,334

		850,652

Canada: 4.2%
138,247	Equinox Minerals Ltd. *	778,932
18,844	First Quantum Minerals Ltd.	1,437,387
45,100	Nevsun Resources Ltd. *	220,257
62,957	Semafo, Inc. *	596,522

		3,033,098

Egypt: 20.9%
476,701	Commercial International Bank Egypt SAE #	3,587,183
25,210	Egyptian Co. for Mobile Services #	787,639
253,261	Egyptian Financial Group-Hermes Holding SAE #	1,293,740
598,722	Egyptian Kuwaiti Holding Co. (USD) #	951,162
42,262	ElSewedy Electric Co. * #	525,811
172,283	Ezz Steel * #	582,791
74,814	Orascom Construction Industries #	3,287,418
2,374,299	Orascom Telecom Holding SAE * #	2,105,434
780,842	Talaat Moustafa Group * #	964,576
308,607	Telecom Egypt #	947,128

		15,032,882

Kenya: 1.6%
3,349,050	Equity Bank Ltd.	1,108,751

Kuwait: 4.2%
636,000	Mobile Telecommunications Co. K.S.C. #	3,043,893

Morocco: 10.9%
68,463	Attijariwafa Bank	2,729,731
34,460	Banque Marocaine du Commerce Exterieur	980,215
108,976	Douja Promotion Groupe Addoha S.A.	1,356,504
151,072	Maroc Telecom #	2,734,078

		7,800,528

Nigeria: 15.2%
29,514,592	First Bank of Nigeria Plc	2,100,819
21,089,563	Guaranty Trust Bank Plc	1,991,049
6,840,068	Nigerian Breweries Plc	3,300,972
21,122,325	United Bank for Africa Plc	1,291,614
28,397,009	Zenith Bank Ltd.	2,269,335

		10,953,789

South Africa: 30.5%
65,634	ABSA Group Ltd. #	1,257,812
7,582	Anglo Platinum Ltd. * #	716,848
39,985	AngloGold Ashanti Ltd. #	1,850,339
91,965	Aquarius Platinum Ltd. (GBP) #	496,836
36,304	Bidvest Group Ltd. #	765,111
265,056	FirstRand Ltd. #	813,391
72,403	Gold Fields Ltd. #	1,100,837
39,471	Harmony Gold Mining Co. Ltd. #	444,485
65,319	Impala Platinum Holdings Ltd. #	1,681,531
117,411	MTN Group Ltd. #	2,119,257
30,274	Naspers Ltd. #	1,476,445
1,326,661	Old Mutual Plc (GBP) #	2,904,397
50,050	Remgro Ltd. #	782,610
186,772	Sanlam Ltd. #	702,643
47,833	Sasol Ltd. #	2,142,237
128,638	Standard Bank Group Ltd. #	2,040,712
63,433	Vodacom Group Ltd. #	628,961

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

		21,924,452

United Kingdom: 9.6%
208,163	Afren Plc * #	363,366
39,213	African Minerals Ltd. * #	244,311
21,079	Randgold Resources Ltd. (ADR)	2,138,675
206,104	Tullow Oil Plc #	4,138,679

		6,885,031

United States: 0.4%
60,173	Golden Star Resources Ltd. (CAD) *	297,390

Total Common Stocks (Cost: $64,373,886)		71,726,781

Total Investments: 99.8% (Cost: $64,373,886)		71,726,781
Other assets less liabilities: 0.2%		160,937

NET ASSETS: 100.0%		$71,887,718

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $49,128,628 which represents 68.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	18.2%	$13,030,459

Communications	19.3	13,842,834

Consumer, Non-cyclical	4.6	3,300,972

Diversified	3.5	2,498,883

Energy	10.9	7,847,932

Financial	38.2	27,392,473

Industrial	5.3	3,813,228

	100.0%	$71,726,781

The aggregate cost of investments owned for Federal income tax purposes is $64,728,296 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$9,644,789
Gross Unrealized Depreciation	(2,646,304)

Net Unrealized Appreciation	$6,998,485

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

USD	1,980,774	KES	24,478	10/04/10	$36
USD	1,424,699	MAD	173,522	10/01/10	(335)
USD	36,750,301	NGN	238,174	10/04/10	(370)
ZAR	3	USD	—	10/01/10	—

Net unrealized depreciation on forward foreign currency contracts					$(669)

Currency type abbreviations:
KES	Kenyan Shilling
MAD	Moroccan Dirham
NGN	Nigeria Naira
USD	United States Dollar
ZAR	South Africa Rand

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Angola	$—	$796,315	$—	$796,315
Australia	—	850,652	—	850,652
Canada	3,033,098	—	—	3,033,098
Egypt	—	15,032,882	—	15,032,882
Kenya	1,108,751	—	—	1,108,751
Kuwait	—	3,043,893	—	3,043,893
Morocco	5,066,450	2,734,078	—	7,800,528
Nigeria	10,953,789	—	—	10,953,789
South Africa	—	21,924,452	—	21,924,452
United Kingdom	2,138,675	4,746,356	—	6,885,031
United States	297,390	—	—	297,390

Total	$22,598,153	$49,128,628	$—	$71,726,781

Other Financial Instruments, net*	$—	$(669)	$—	$(669)

* Other financial instruments include forward foreign currency contracts

See Note to Schedules of Investments

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 78.5%

Basic Materials: 4.5%
1,328,850	Jaguar Mining, Inc. (USD) *	$8,637,525
5,195,908	Mirabela Nickel Ltd. (AUD) * † #	8,603,479
3,300,184	MMX Mineracao e Metalicos S.A. *	25,278,005

		42,519,009

Communications: 1.6%
831,900	B2W Cia Global Do Varejo	15,295,750

Consumer, Cyclical: 13.7%

3,516,050	Brookfield Incorporacoes S.A.	18,764,735
794,800	Cia Hering S.A.	34,563,466
536,550	Drogasil S.A.	13,699,149
1,505,550	Even Construtora e Incorporadora S.A.	7,714,609
1,311,500	Grendene S.A.	6,666,017
777,700	Iochpe Maxion S.A.	9,744,232
413,600	Positivo Informatica S.A.	4,131,111
1,307,827	TAM S.A. (ADR)	30,171,569
862,600	Tecnisa S.A.	4,853,399

		130,308,287

Consumer, Non-cyclical: 22.5%

2,208,900	Amil Participacoes S.A.	21,240,427
2,009,625	Cosan Ltd. (Class A) (USD)	23,291,554
4,005,400	Diagnosticos da America S.A.	47,510,862
644,530	Estacio Participacoes S.A.	7,390,001
732,600	Fleury S.A. *	9,088,223
1,970,350	Localiza Rent a Car S.A.	32,839,167
717,750	Mills Estruturas e Servicos de Engenharia S.A. *	7,130,838
756,400	Multiplus S.A.	12,240,090
420,300	Obrascon Huarte Lain Brasil S.A.	13,190,266
828,150	SLC Agricola S.A.	9,118,460
11,865,750	Tereos Internacional S.A. *	30,505,917

		213,545,805

Energy: 1.4%

11,513,100	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *	6,668,344
524,350	Lupatech S.A. *	6,901,463

		13,569,807

Financial: 24.3%

5,528,050	BR Malls Participacoes S.A.	45,642,351
1,628,900	BR Properties S.A.	15,692,122
2,886,850	Brasil Brokers Participacoes S.A.	12,574,518
3,548,821	CETIP S.A. - Balcao Organizado de Ativos e Derivativos	34,607,297
768,250	EZ TEC Empreendimentos e Participacoes S.A.	5,189,774
3,135,786	Gafisa S.A. (ADR)	48,573,325
2,253,890	GP Investments Ltd. (BDR) *	8,232,293
636,150	Iguatemi Empresa de Shopping Centers S.A.	14,219,381
1,413,300	JHSF Participacoes S.A.	2,606,085
1,514,000	Odontoprev S.A.	17,520,166
2,695,650	Rossi Residencial S.A.	25,347,395

		230,204,707

Industrial: 3.4%

928,100	Login Logistica Intermodal S.A. *	4,986,069
4,008,715	Magnesita Refratarios S.A. *	27,364,455

		32,350,524

Technology: 2.9%

364,050	Totvs S.A.	27,691,037

Utilities: 4.2%

945,500	Cia de Saneamento de Minas Gerais-COPA S.A.	14,461,903
870,200	Equatorial Energia S.A.	5,287,031
715,000	MPX Energia S.A. *	11,667,346

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

1,889,300	Redentor Energia S.A. *	8,597,878

		40,014,158

Total Common Stocks (Cost: $619,035,367)		745,499,084

PREFERRED STOCKS: 21.1%
Basic Materials: 2.4%
708,650	Cia de Ferro Ligas da Bahia	5,243,675
6,394,300	Klabin S.A.	17,761,944

		23,005,619

Communications: 0.3%
3,647,800	Telecomunicacoes Brasileiras S.A. *	2,975,156

Consumer, Cyclical: 4.1%
4,407,750	Marcopolo S.A.	14,379,893
2,174,700	Randon Participacoes S.A.	15,294,876
1,559,300	Sao Paulo Alpargatas S.A.	8,754,935

		38,429,704

Consumer, Non-cyclical: 6.0%
2,140,300	Anhanguera Educacional Participacoes S.A.	37,948,582
582,200	Contax Participacoes S.A.	9,462,471
1,088,600	Kroton Educacional S.A. *	9,541,334

		56,952,387

Financial: 4.7%
828,200	Banco ABC Brasil S.A.	7,880,627
1,067,000	Banco Industrial e Comercial S.A.	9,869,119
921,750	Banco Panamericano S.A.	4,543,378
1,963,100	Sul America S.A.	21,905,040

		44,198,164

Industrial: 1.4%
3,779,150	Confab Industrial S.A.	13,423,577

Utilities: 2.2%
400,900	Centrais Eletricas de Santa Catarina S.A.	8,328,389
311,850	Cia de Gas de Sao Paulo	6,727,261
393,200	Cia Energetica do Ceara	6,204,752

		21,260,402

Total Preferred Stocks (Cost: $162,342,599)		200,245,009

Total Investments: 99.6% (Cost: $781,377,966)		945,744,093
Other assets less liabilities: 0.4%		4,068,320

NET ASSETS: 100.0%		$949,812,413

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $3,268,065.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,603,479 which represents 0.9% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $786,973,924 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$177,106,456

Gross Unrealized Depreciation	(18,336,287)

Net Unrealized Appreciation	$158,770,169

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Net Unrealized Appreciation

USD	5,151,964	BRL	3,022,744	10/04/10	$19,542

Currency type abbreviations:

BRL	Brazilian Real

USD	United States Dollar

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Basic Materials	$33,915,530	$8,603,479	$—	$42,519,009

Communications	15,295,750	—	—	15,295,750

Consumer, Cyclical	130,308,287	—	—	130,308,287

Consumer, Non-cyclical	213,545,805	—	—	213,545,805

Energy	13,569,807	—	—	13,569,807

Financial	230,204,707	—	—	230,204,707

Industrial	32,350,524	—	—	32,350,524

Technology	27,691,037	—	—	27,691,037

Utilities	40,014,158	—	—	40,014,158

Preferred Stocks:

Basic Materials	23,005,619	—	—	23,005,619

Communications	2,975,156	—	—	2,975,156

Consumer, Cyclical	38,429,704	—	—	38,429,704

Consumer, Non-cyclical	56,952,387	—	—	56,952,387

Financial	44,198,164	—	—	44,198,164

Industrial	13,423,577	—	—	13,423,577

Utilities	21,260,402	—	—	21,260,402

Total	$937,140,614	$8,603,479	$—	$945,744,093

Other Financial Instruments, net*	$—	$19,542	$—	$19,542

*	Other financial instruments include forward foreign currency contracts

See Note to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.3%
Basic Materials: 14.0%
88,899	Centamin Egypt Ltd. (GBP) * #	$248,498
18,413	Egyptian Financial & Industrial Co. * #	61,953
75,746	Ezz Steel * #	256,230
99,965	Sidi Kerir Petrochemcials Co. #	227,143

		793,824

Communications: 16.4%
7,630	Egyptian Co. for Mobile Services #	238,385
95,090	Orascom Telecom Holding SAE (GDR) * #	414,509
92,135	Telecom Egypt #	282,766

		935,660

Consumer, Cyclical: 2.1%
81,546	Arab Cotton Ginning Co. * #	78,284
18,538	Nile Cotton Ginning Co. * #	42,775

		121,059

Consumer, Non-cyclical: 4.9%
280,229	Juhayna Food Industries *	280,574

Diversified: 5.6%
201,161	Egyptian Kuwaiti Holding Co. #	319,575

Energy: 2.6%
51,692	Maridive & Oil Services SAE #	146,642

Financial: 41.5%
34,041	Cairo Housing & Development Co. SAE #	36,513
204,907	Citadel Capital Corp. * #	255,310
57,098	Commercial International Bank Egypt SAE #	429,663
63,829	Egyptian Financial Group-Hermes Holding SAE #	326,060
176,683	Egyptian for Tourism Resorts Co. * #	59,543
32,516	Heliopolis Housing #	189,274
30,111	Medinet Nasr Housing #	164,170
99,190	Naeem Holding * #	53,648
259,958	Palm Hills Developments SAE * #	263,774
88,563	Pioneers Holding #	57,573
11,082	Six of October Development & Investment Co. * #	179,153
279,041	Talaat Moustafa Group * #	344,700

		2,359,381

Industrial: 13.2%
19,874	ElSwedy Cables Holding Co. * #	247,266
9,972	Orascom Construction Industries (GDR) #	450,053
56,725	South Valley Cement Co. #	52,936

		750,255

Total Common Stocks (Cost: $5,862,996)		5,706,970

MONEY MARKET FUND: 0.5% (Cost: $28,650)
28,650	Dreyfus Government Cash Management Fund	28,650

Total Investments: 100.8% (Cost: $5,891,646)		5,735,620
Liabilities in excess of other assets: (0.8)%		(45,528)

NET ASSETS: 100.0%		$5,690,092

GBP British Pound
GDR Global Depositary Receipt

*	Non-income producing

#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,426,396 which represents 95.4% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $5,891,646 and unrealized appreciation (depreciation) on such investments is:

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Gross Unrealized Appreciation	$190,403

Gross Unrealized Depreciation	(346,429)

Net Unrealized Depreciation	$(156,026)

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Basic Materials	$—	$793,824	$—	$793,824

Communications	—	935,660	—	935,660

Consumer, Cyclical	—	121,059	—	121,059

Consumer, Non-cyclical	280,574	—	—	280,574

Diversified	—	319,575	—	319,575

Energy	—	146,642	—	146,642

Financial	—	2,359,381	—	2,359,381

Industrial	—	750,255	—	750,255

Money Market Fund	28,650	—	—	28,650

Total	$309,224	$5,426,396	$—	$5,735,620

See Note to Schedules of Investments

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Bahrain: 4.1%
575,356	Ahli United Bank B.S.C. #	$411,394
311,704	Al-Salam Bank B.S.C. #	63,644
204,017	Gulf Finance House E.C. * #	25,266

		500,304

Iraq: 1.8%
139,100	DNO International ASA (NOK) * #	215,538

Kuwait: 44.4%
155,000	Boubyan Bank K.S.C. *	326,602
95,000	Boubyan Petrochemicals Co.	190,167
126,113	Burgan Bank * #	209,670
137,500	Commercial Bank of Kuwait *	449,078
220,000	Gulf Bank K.S.C. *	401,756
65,000	Investment Dar Co. K.S.C. * #	8,745
232,214	Kuwait Finance House	945,982
102,125	Kuwait Investment Projects Co. K.S.C.C.	168,564
212,500	Mobile Telecommunications Co. K.S.C. #	1,017,024
185,025	National Bank of Kuwait S.A.K.	974,671
265,000	National Industries Group (Holding) S.A. * #	366,267
60,000	National Investments Co. K.S.C.C. * #	83,800
105,000	National Real Estate Co. S.A.K. * #	67,590
140,000	Public Warehousing Co. K.S.C.	255,663

		5,465,579

Oman: 4.6%
144,854	Bank Muscat S.A.O.G. #	320,764
49,401	Oman Telecommunications Co.	154,362
43,356	Renaissance Services S.A.O.G. #	94,139

		569,265

Qatar: 23.9%
21,359	Barwa Real Estate Co. Q.S.C. #	189,497
12,451	Commercial Bank of Qatar #	291,259
80,682	Masraf Al Rayan Q.S.C. * #	343,225
5,489	Qatar Electricity & Water Co. Q.S.C. #	165,198
30,739	Qatar Gas Transport Co. Ltd. (Nakilat) #	163,141
11,889	Qatar Islamic Bank S.A.Q. #	267,487
21,487	Qatar National Bank S.A.Q. #	900,879
8,697	Qatar Telecom (QTel) Q.S.C. #	418,925
92,809	Vodafone Qatar QSC * #	206,540

		2,946,151

United Arab Emirates: 21.3%
264,023	Abu Dhabi Commercial Bank * #	165,801
502,068	Air Arabia PJSC #	113,860
226,403	Aldar Properties PJSC #	153,563
128,672	Arabtec Holding Co. PJSC * #	70,810
710,062	Dana Gas PJSC * #	160,856
838,286	DP World Ltd. #	436,138
351,298	Dubai Financial Market PJSC #	167,295
125,102	Dubai Islamic Bank #	77,735
655,874	Emaar Properties PJSC * #	665,321
45,285	First Gulf Bank PJSC #	184,830
131,281	National Bank of Abu Dhabi PJSC #	423,223

		2,619,432

Total Common Stocks (Cost: $12,471,498)		12,316,269

Principal Amount

CONVERTIBLE BOND: 0.0% (Cost: $4,372)
$1,683	Bank Muscat S.A.O.G. 7.00%, 03/20/14 #	4,498

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares

MONEY MARKET FUND: 0.7% (Cost: $88,152)
88,152	Dreyfus Government Cash Management Fund	$88,152

Total Investments: 100.8% (Cost: $12,564,022)		12,408,919
Liabilities in excess of other assets: (0.8)%		(100,186)

NET ASSETS: 100.0%		$12,308,733

NOK  Norwegian Krone

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,453,922 which represents 68.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	1.5%	$190,167

Communications	14.5	1,796,851

Consumer, Cyclical	3.0	369,522

Consumer, Non-cyclical	3.5	436,138

Diversified	1.4	168,564

Energy	3.8	470,533

Financial	65.5	8,123,576

Industrial	3.5	437,077

Utilities	2.6	328,339

Money Market Fund	0.7	88,152

	100.0%	$12,408,919

The aggregate cost of investments owned for Federal income tax purposes is $14,197,159 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$1,251,829

Gross Unrealized Depreciation	(3,040,069)

Net Unrealized Depreciation	$(1,788,240)

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Bahrain	$—	$500,304	$—	$500,304

Iraq	—	215,538	—	215,538

Kuwait	3,712,483	1,744,351	8,745	5,465,579

Oman	154,362	414,903	—	569,265

Qatar	—	2,946,151	—	2,946,151

United Arab Emirates	—	2,619,432	—	2,619,432

Convertible Bond:

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Oman	—	4,498	—	4,498

Money Market Fund	88,152	—	—	88,152

Total	$3,954,997	$8,445,177	$8,745	$12,408,919

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$-

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	-

Net purchases (sales)	-

Transfers in and/or out of level 3	8,745

Balance as of 9/30/10	$8,745

See Note to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%

Basic Materials: 4.0%
14,156	Adhunik Metaliks Ltd. #	$35,708
62,378	Chambal Fertilizers & Chemicals Ltd. #	95,565
11,667	Deepak Fertilizers & Petrochemicals Corp. Ltd. #	45,223
14,247	Gujarat Alkalies & Chemicals Ltd. #	40,291
26,038	Gujarat Narmada Valley Fertilizers Co. Ltd. #	69,744
226,346	Ispat Industries Ltd. * #	114,855
1,850	Kiri Dyes & Chemicals Ltd. #	23,814
75,508	Nagarjuna Fertilizers & Chemicals Ltd. #	50,016
12,938	Uttam Galva Steels Ltd. * #	41,516

		516,732

Communications: 4.0%
50,909	Core Projects & Technologies Ltd. #	339,695
17,260	DEN Networks Ltd. * #	90,582
22,170	New Delhi Television Ltd. #	53,215
79,961	Wire and Wireless India Ltd. * #	24,819

		508,311

Consumer, Cyclical: 14.2%
305,627	Alok Industries Ltd. #	143,089
40,167	Ansal Properties & Infrastructure Ltd. #	84,101
42,952	Arvind Ltd. * #	43,425
7,368	Bata India Ltd. #	54,915
6,470	Bombay Dyeing & Manufacturing Co. Ltd. #	89,772
12,160	Bombay Rayon Fashions Ltd. #	69,099
69,954	Hotel Leela Venture Ltd. #	82,162
5,430	JK Tyre & Industries Ltd. #	22,332
8,872	Kesoram Industries Ltd. #	62,040
44,547	Kingfisher Airlines Ltd. * #	73,422
78,055	Orbit Corp. Ltd. #	208,559
39,992	Rajesh Exports Ltd. #	87,738
9,199	Raymond Ltd. * #	75,011
8,539	Reliance MediaWorks Ltd. * #	39,589
50,049	S Kumars Nationwide Ltd. * #	85,285
159,966	Shree Ashtavinyak Cine Vision Ltd. #	119,253
81,515	SpiceJet Ltd. * #	135,579
9,603	SRF Ltd. #	61,695
4,764	State Trading Corp. India of Ltd. #	42,110
71,211	TVS Motor Co. Ltd. #	113,168
10,388	UTV Software Communications Ltd. * #	123,767

		1,816,111

Consumer, Non-cyclical: 10.0%
25,114	Aptech Ltd. #	87,857
99,544	Bajaj Hindusthan Ltd. #	293,781
93,745	Balrampur Chini Mills Ltd. #	193,504
5,185	Dredging Corp Of India Ltd. #	62,140
61,695	Karuturi Global Ltd. #	32,710
20,982	KS Oils Ltd. #	22,668
11,582	McLeod Russel India Ltd. #	60,017
21,342	Noida Toll Bridge Co. Ltd. * #	14,908
15,525	Orchid Chemicals & Pharmaceuticals Ltd. #	80,994
46,325	Sterling Biotech Ltd. #	118,686
15,413	Strides Arcolab Ltd. #	147,552
80,334	Sun Pharma Advanced Research Co. Ltd. * #	164,898

		1,279,715

Diversified: 8.0%
13,125	Century Textile & Industries Ltd. #	146,859
37,706	Nava Bharat Ventures Ltd. #	316,866
12,075	Prakash Industries Ltd. * #	44,105
54,156	Sintex Industries Ltd. #	463,189
18,189	Triveni Engineering & Industries Ltd. #	49,742

		1,020,761

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Energy: 5.8%
24,946	Chennai Petroleum Corp. Ltd. #	140,087
13,459	Great Offshore Ltd. #	109,457
203,842	Gujarat NRE Coke Ltd. #	280,031
23,013	Hindustan Oil Exploration Co. Ltd. #	120,671
1,199	Reliance Industrial Infrastructure Ltd. #	22,913
7,358	Shiv-Vani Oil & Gas Exploration Services Ltd. #	75,177

		748,336

Financial: 17.6%
60,733	Bank of Maharashtra #	95,557
20,783	Brigade Enterprises Ltd. #	67,681
77,615	Development Credit Bank Ltd. * #	100,794
6,426	Dewan Housing Finance Corp. Ltd. #	40,927
10,657	Future Capital Holdings Ltd. #	61,622
377,321	IFCI Ltd. #	511,383
225,075	India Infoline Ltd. #	575,406
132,436	Indiabulls Securities Ltd. #	80,292
24,823	Karnataka Bank Ltd. #	100,496
13,772	OMAXE Ltd. * #	42,600
61,273	Parsvnath Developers Ltd. * #	197,610
89,674	South Indian Bank Ltd. #	47,749
39,939	SREI Infrastructure Finance Ltd. #	81,137
44,638	United Bank of India #	116,514
72,627	Vijaya Bank #	131,702

		2,251,470

Industrial: 21.0%
5,835	ABG Shipyard Ltd. #	31,025
2,880	ARSS Infrastructure Projects Ltd. #	79,873
5,358	Bharati Shipyard Ltd. #	26,141
18,833	Elecon Engineering Co. Ltd. #	37,464
52,392	Electrosteel Castings Ltd. #	53,298
32,064	Era Infra Engineering Ltd. #	166,037
23,686	Escorts Ltd. #	113,172
2,340	Ess Dee Aluminium Ltd. #	25,735
35,231	Gateway Distriparks Ltd. #	87,480
7,934	HEG Ltd. #	52,749
123,001	Hindustan Construction Co. #	161,204
35,209	India Cements Ltd. #	90,641
105,940	IVRCL Infrastructures & Projects Ltd. #	377,458
2,617	Lakshmi Machine Works Ltd. #	136,410
33,568	Madras Cements Ltd. #	86,302
16,169	Maharashtra Seamless Ltd. #	142,556
9,602	Man Infraconstruction Ltd. #	78,516
9,859	Maytas Infra Ltd. * #	49,428
110,279	Mercator Lines Ltd. #	137,662
310,000	Mercator Lines Singapore Ltd. (SGD) #	63,702
90,493	Nagarjuna Construction Co. #	315,627
5,544	Patel Engineering Ltd. #	46,208
24,431	Praj Industries Ltd. #	40,240
79,889	Prism Cement Ltd. #	106,520
13,168	Uflex Ltd. #	61,461
7,719	Walchandnagar Industries Ltd. #	36,076
12,621	Welspun Corp. Ltd. #	75,450

		2,678,435

Technology: 12.3%
27,071	3i Infotech Ltd. #	36,201
64,464	Firstsource Solutions Ltd. * #	38,546
2,963	Glodyne Technoserve Ltd. * #	76,852
54,582	GTL Ltd. #	510,966
80,550	Hexaware Technologies Ltd. #	135,945
6,711	ICSA India Ltd. #	18,553
14,787	MindTree Ltd. #	168,080
91,965	Moser Baer India Ltd. #	137,113
30,566	NIIT Ltd. #	45,282
15,053	NIIT Technologies Ltd. #	68,070
8,113	Persistent Systems Ltd. #	80,517
9,607	Polaris Software Lab Ltd. #	34,779

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

61,137	Rolta India Ltd. #	220,410

		1,571,314

Utilities: 3.1%
4,982	BF Utilities Ltd. * #	118,058
19,529	Jyoti Structures Ltd. #	59,135
12,176	Kalpataru Power Transmission Ltd. #	48,417
64,924	PTC India Ltd. #	166,167

		391,777

Total Common Stocks (Cost: $12,429,010)		12,782,962

MONEY MARKET FUND: 18.5%
(Cost: $2,361,595)
2,361,595	Dreyfus Government Cash Management Fund	2,361,595

Total Investments: 118.5% (a) (Cost: $14,790,605)		15,144,557
Liabilities in excess of other assets: (18.5)%		(2,362,723)

NET ASSETS: 100.0%		$12,781,834

SGD Singapore Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,782,962 which represents 100.0% of net assets.

(a)	The India Small-Cap Index ETF makes its investments through a wholly owned subsidiary organized in the Republic of Mauritius.

The aggregate cost of investments owned for Federal income tax purposes is $14,790,605 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$411,634

Gross Unrealized Depreciation	(57,682)

Net Unrealized Appreciation	$353,952

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Basic Materials	$—	$516,732	$—	$516,732

Communications	—	508,311	—	508,311

Consumer, Cyclical	—	1,816,111	—	1,816,111

Consumer, Non-cyclical	—	1,279,715	—	1,279,715

Diversified	—	1,020,761	—	1,020,761

Energy	—	748,336	—	748,336

Financial	—	2,251,470	—	2,251,470

Industrial	—	2,678,435	—	2,678,435

Technology	—	1,571,314	—	1,571,314

Utilities	—	391,777	—	391,777

Money Market Fund	2,361,595	—	—	2,361,595

Total	$2,361,595	$12,782,962	$—	$15,144,557

See Note to Schedules of Investments

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%

Basic Materials: 5.0%

34,847,500	Aneka Tambang Tbk PT #	$9,263,907
42,527,000	Delta Dunia Makmur Tbk PT * #	4,909,974
26,838,500	Indah Kiat Pulp and Paper Corp. Tbk PT * #	6,993,649
21,780,000	International Nickel Indonesia Tbk PT #	11,879,097

		33,046,627

Communications: 9.2%
17,017,000	Indosat Tbk PT #	10,510,997
1,218,126	Telekomunikasi Indonesia Tbk PT (ADR)	50,296,422

		60,807,419

Consumer, Cyclical: 7.9%
8,268,000	Astra International Tbk PT #	52,468,502

Consumer, Non-cyclical: 16.5%
3,286,000	Astra Agro Lestari Tbk PT #	7,627,023
5,422,500	Gudang Garam Tbk PT #	31,353,691
45,823,500	Indofood Sukses Makmur Tbk PT #	27,969,212
50,884,500	Kalbe Farma Tbk PT #	14,553,738
5,127,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	5,660,767
11,945,500	Unilever Indonesia Tbk PT #	22,547,945

		109,712,376

Energy: 15.3%
128,241,500	Adaro Energy Tbk PT #	29,079,222
144,645,500	Bumi Resources Tbk PT #	34,378,960
3,067,500	Indo Tambangraya Megah PT #	14,313,769
14,610,500	Medco Energi Internasional Tbk PT #	5,444,748
8,418,500	Tambang Batubara Bukit Asam Tbk PT #	18,346,219

		101,562,918

Financial: 26.6%
63,969,000	Bank Central Asia Tbk PT #	47,986,140
28,990,372	Bank Danamon Indonesia Tbk PT #	18,824,730
52,655,000	Bank Mandiri PT #	42,399,212
43,047,000	Bank Negara Indonesia (Persero) Tbk PT #	17,702,648
37,630,500	Bank Rakyat Indonesia Tbk PT #	42,134,658
122,807,000	Lippo Karawaci Tbk PT * #	7,714,093

		176,761,481

Industrial: 14.4%
694,565,000	Bakrie and Brothers Tbk PT * #	4,197,275
15,024,000	Indocement Tunggal Prakarsa Tbk PT #	30,989,599
28,112,500	Semen Gresik Persero Tbk PT #	31,173,220
12,694,000	United Tractors Tbk #	29,078,357

		95,438,451

Utilities: 5.1%
78,979,500	Perusahaan Gas Negara PT #	34,032,398

Total Common Stocks (Cost: $537,093,683)		663,830,172

MONEY MARKET FUND: 0.0%
(Cost: $9,324)
9,324	Dreyfus Government Cash Management Fund	9,324

Total Investments: 100.0% (Cost: $537,103,007)		663,839,496
Other assets less liabilities: 0.0%		308,343

NET ASSETS: 100.0%		$664,147,839

ADR American Depositary Receipt

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $613,533,750 which represents 92.4% of net assets.

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The aggregate cost of investments owned for Federal income tax purposes is $537,114,215 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$129,174,039

Gross Unrealized Depreciation	(2,448,758)

Net Unrealized Appreciation	$126,725,281

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Basic Materials	$—	$33,046,627	$—	$33,046,627

Communications	50,296,422	10,510,997	—	60,807,419

Consumer, Cyclical	—	52,468,502	—	52,468,502

Consumer, Non-cyclical	—	109,712,376	—	109,712,376

Energy	—	101,562,918	—	101,562,918

Financial	—	176,761,481	—	176,761,481

Industrial	—	95,438,451	—	95,438,451

Utilities	—	34,032,398	—	34,032,398

Money Market Fund	9,324	—	—	9,324

Total	$50,305,746	$613,533,750	$—	$663,839,496

See Note to Schedules of Investments

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 87.9%
Argentina: 1.3%
3,596	Banco Macro S.A. (ADR)	$160,166
4,081	Grupo Financiero Galicia S.A. (ADR) *	40,728

		200,894

Australia: 2.2%
57,526	Andean Resources Ltd. (CAD) *	349,439

Brazil: 37.1%
10,350	American Banknote S.A.	111,513
19,850	BR Properties S.A.	191,226
35,150	Brasil Brokers Participacoes S.A.	153,106
140,300	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *	81,261
42,900	Brookfield Incorporacoes S.A.	228,952
11,550	Cia de Saneamento de Minas Gerais-COPA S.A.	176,663
9,800	Cia Hering S.A.	426,173
48,900	Diagnosticos da America S.A.	580,037
6,600	Drogasil S.A.	168,511
10,550	Equatorial Energia S.A.	64,098
15,550	Eternit S.A.	86,205
18,300	Even Construtora e Incorporadora S.A.	93,771
9,350	EZ TEC Empreendimentos e Participacoes S.A.	63,162
8,900	Fleury S.A. *	110,409
27,500	GP Investments Ltd. (BDR) *	100,443
15,950	Grendene S.A.	81,070
7,700	Iguatemi Empresa de Shopping Centers S.A.	172,112
8,900	Industrias Romi S.A.	67,802
18,750	Inpar S.A. *	33,466
9,450	Iochpe Maxion S.A.	118,404
17,100	JHSF Participacoes S.A.	31,532
7,200	Julio Simoes Logistica S.A. *	35,532
11,450	Login Logistica Intermodal S.A. *	61,513
4,500	LPS Brasil Consultoria de Imoveis S.A.	81,117
6,450	Lupatech S.A. *	84,895
48,850	Magnesita Refratarios S.A. *	333,462
8,800	Mills Estruturas e Servicos de Engenharia S.A. *	87,428
7,150	Minerva S.A. *	29,031
63,204	Mirabela Nickel Ltd. (AUD) * #	104,654
8,800	MPX Energia S.A. *	143,598
5,050	Obrascon Huarte Lain Brasil S.A.	158,484
18,550	Odontoprev S.A.	214,663
15,250	Plascar Participacoes Industriais S.A. *	32,086
4,950	Positivo Informatica S.A.	49,442
23,100	Redentor Energia S.A. *	105,124
4,850	Rodobens Negocios Imobiliarios S.A.	49,876
32,950	Rossi Residencial S.A.	309,831
10,000	SLC Agricola S.A.	110,107
4,400	Tegma Gestao Logistica S.A.	51,463
145,100	Tereos Internacional S.A. *	373,041
4,400	Totvs S.A.	334,681

		5,889,944

Canada: 13.4%
24,114	Alamos Gold, Inc.	411,079
155,608	Alange Energy Corp. *	64,276
26,386	Aura Minerals, Inc. *	102,323
49,012	B2Gold Corp. *	91,460
87,938	Canacol Energy Ltd. *	111,108
38,956	Capstone Mining Corp. *	127,973
16,090	Exeter Resource Corp. (USD) *	104,424
18,965	First Majestic Silver Corp. *	130,132
29,424	Gammon Gold, Inc. (USD) *	206,262
49,917	Gran Tierra Energy, Inc. (USD) *	385,359
10,467	MAG Silver Corp. (USD) *	80,387
14,022	Minefinders Corp. (USD) *	137,556

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

17,568	Ventana Gold Corp. *	178,429

		2,130,768

Chile: 10.4%
212,703	Cia Sudamericana de Vapores S.A. *	269,589
52,854	Empresas La Polar S.A.	395,599
91,545	Inversiones Aguas Metropolitanas S.A.	137,228
393,497	Masisa S.A. *	67,529
127,775	Ripley Corp. S.A.	179,120
51,095	Salfacorp S.A.	142,620
5,569,392	Sociedad de Inversiones Oro Blanco S.A.	115,729
77,153	Sonda S.A.	174,677
74,745	Vina Concha y Toro S.A.	179,271

		1,661,362

Mexico: 19.6%
129,950	Alsea S.A.B de C.V.	129,108
263,300	Axtel S.A.B. de C.V. *	155,452
126,000	Bolsa Mexicana de Valores S.A.B. de C.V.	210,572
57,600	Cia Minera Autlan S.A.B de C.V. *	119,299
276,700	Consorcio ARA S.A.B. de C.V.	180,710
116,650	Corp GEO S.A.B de C.V. *	333,983
3,569	Desarrolladora Homex S.A.B. de C.V. (ADR) *	115,528
136,650	Empresas ICA S.A.B. de C.V. *	331,821
119,850	Gruma, S.A. de C.V. (Class B) *	170,716
72,350	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	131,304
4,560	Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	157,046
3,945	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	187,308
93,450	Grupo Famsa S.A.B. de C.V. *	114,350
105,700	Grupo Simec S.A.B de C.V. *	257,170
29,700	Industrias CH S.A.B. de C.V. *	102,169
617,700	TV Azteca S.A. de C.V.	419,589

		3,116,125

Panama: 0.7%
7,783	Banco Latinoamericano de Comercio Exterior S.A. (USD)	112,464

United Kingdom: 2.1%
16,569	Silver Standard Resources, Inc. (USD) *	331,049

United States: 1.1%
18,381	BPZ Resources, Inc. *	70,399
16,259	Jaguar Mining, Inc. *	105,684

		176,083

Total Common Stocks (Cost: $13,310,453)		13,968,128

PREFERRED STOCKS: 12.0%
Brazil: 11.5%
25,950	Anhanguera Educacional Participacoes S.A.	460,106
10,050	Banco ABC Brasil S.A. *	95,629
12,100	Banco Daycoval S.A.	79,666
13,100	Banco Industrial e Comercial S.A.	121,167
11,100	Banco Panamericano S.A.	54,713
4,950	Centrais Electricas de Santa Catarina S.A.	102,832
8,700	Cia de Ferro Ligas da Bahia	64,376
46,144	Confab Industrial S.A. *	163,904
7,150	Contax Participacoes S.A.	116,209
53,750	Marcopolo S.A. *	175,355
26,450	Randon Implementos e Participacoes S.A.	186,025
19,100	Sao Paulo Alpargatas S.A. *	107,240
3,300	Saraiva S.A. Livreiros Editores	71,188
44,800	Telecomunicacoes Brasileiras S.A. *	36,539

		1,834,949

Mexico: 0.5%
81,950	Controladora Comercial Mexicana S.A.B de C.V. *	72,445

Total Preferred Stocks (Cost: $1,776,048)		1,907,394

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Total Investments: 99.9% (Cost: $15,086,501)	15,875,522
Other assets less liabilities: 0.1%	8,881

NET ASSETS: 100.0%	$15,884,403

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $104,654 which represents 0.7% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	18.7%	$2,969,223

Communications	4.3	682,768

Consumer, Cyclical	17.2	2,738,360

Consumer, Non-cyclical	15.7	2,486,351

Energy	5.0	797,298

Financial	15.1	2,391,370

Industrial	16.2	2,571,251

Technology	3.2	509,358

Utilities	4.6	729,543

	100.0%	$15,875,522

The aggregate cost of investments owned for Federal income tax purposes is $15,086,501 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$927,714

Gross Unrealized Depreciation	(138,693)

Net Unrealized Appreciation	$789,021

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

USD	1,164,178	BRL	681,204	10/01/10	$6,844

USD	2,392,424	BRL	1,403,675	10/04/10	9,075

Net unrealized appreciation on forward foreign currency contracts					$15,919

Currency type abbreviations:

BRL	Brazilian Real

USD	United States Dollar

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The summary of inputs used to the Fund’s value investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Argentina	$200,894	$—	$—	$200,894

Australia	349,439	—	—	349,439

Brazil	5,785,290	104,654	—	5,889,944

Canada	2,130,768	—	—	2,130,768

Chile	1,661,362	—	—	1,661,362

Mexico	3,116,125	—	—	3,116,125

Panama	112,464	—	—	112,464

United Kingdom	331,049	—	—	331,049

United States	176,083	—	—	176,083

Preferred Stocks:

Brazil	1,834,949	—	—	1,834,949

Mexico	72,445	—	—	72,445

Total	$15,770,868	$104,654	$—	$15,875,522

Other Financial Instruments, net*	$—	$15,919	$—	$15,919

* Other financial instruments include forward foreign currency contracts

See Note to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Basic Materials: 7.1%
65,291	KGHM Polska Miedz S.A. #	$2,622,013

Communications: 9.8%
29,127	Cyfrowy Polsat S.A. * #	149,737
240,489	Netia S.A. * #	459,043
337,072	Telekomunikacja Polska S.A. #	2,079,450
150,899	TVN S.A. #	897,854

		3,586,084

Consumer, Cyclical: 0.9%
17,792	NG2 S.A. #	349,404

Consumer, Non-cyclical: 9.3%
3,704,086	Bioton S.A. * #	268,594
60,647	Central European Distribution Corp. (USD) *	1,353,641
133,208	Jeronimo Martins, SGPS, S.A. #	1,789,070

		3,411,305

Energy: 12.0%
62,850	Grupa LOTOS S.A. * #	671,691
151,690	Polski Koncern Naftowy Orlen S.A. * #	2,079,457
1,358,943	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	1,678,789

		4,429,937

Financial: 41.5%
33,633	Bank Handlowy w Warszawie S.A. #	1,011,077
424,685	Bank Millennium S.A. * #	729,729
51,450	Bank Pekao S.A. #	3,030,747
22,573	Bank Zachodni WBK S.A. #	1,662,374
12,993	BRE Bank S.A. * #	1,149,912
322,754	Getin Holding S.A. * #	1,192,458
128,749	Globe Trade Centre S.A. * #	984,040
205,292	PKO Bank Polski S.A. #	3,098,617
16,960	Powszechny Zaklad Ubezpieczen S.A.	2,388,117

		15,247,071

Industrial: 6.7%
10,778	Budimex S.A. #	348,874
151,502	Cersanit S.A. * #	546,715
10,303	PBG S.A. #	862,690
463,776	Polimex-Mostostal S.A. #	694,560

		2,452,839

Technology: 3.0%
61,496	Asseco Poland S.A. #	1,105,933

Utilities: 9.6%
217,962	Polska Grupa Energetyczna S.A. #	1,756,026
837,206	Tauron Polska Energia S.A. *	1,756,788

		3,512,814

Total Common Stocks
(Cost: $32,311,406)		36,717,400

Total Investments: 99.9%
(Cost: $32,311,406)		36,717,400
Other assets less liabilities: 0.1%		29,367

NET ASSETS: 100.0%		$36,746,767

USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,218,854 which represents 85.0% of net assets.

POLAND ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The aggregate cost of investments owned for Federal income tax purposes is $32,311,406 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$4,759,668
Gross Unrealized Depreciation	(353,674)

Net Unrealized Appreciation	$4,405,994

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

EUR	2,598	USD	3,547	10/05/10	$—

PLN	194,735	USD	66,879	10/05/10	25

Net unrealized appreciation on forward foreign currency contracts					$25

Currency type abbreviations:

EUR	Euro

PLN	Polish Zloty

USD	United States Dollar

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$—	$2,622,013	$—	$2,622,013
Communications	—	3,586,084	—	3,586,084
Consumer, Cyclical	—	349,404	—	349,404
Consumer, Non-cyclical	1,353,641	2,057,664	—	3,411,305
Energy	—	4,429,937	—	4,429,937
Financial	2,388,117	12,858,954	—	15,247,071
Industrial	—	2,452,839	—	2,452,839
Technology	—	1,105,933	—	1,105,933
Utilities	1,756,788	1,756,026	—	3,512,814

Total	$5,498,546	$31,218,854	$—	$36,717,400

Other Financial Instruments, net*	$—	$25	$—	$25

* Other financial instruments include forward foreign currency contracts

See Note to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Basic Materials: 21.0%
1,467,868	Evraz Group S.A. (GDR) * † # Reg S	$43,867,229
5,077,579	JSC MMC Norilsk Nickel (ADR) #	86,741,262
2,881,504	Magnitogorsk Iron & Steel Works (GDR) # Reg S	37,380,218
1,395,459	Mechel OAO (ADR)	34,746,929
2,009,102	Novolipetsk Steel (GDR) #	72,503,039
1,338,819	Polymetal (GDR) * # Reg S	20,697,325
1,278,075	Polyus Gold Co. (ADR) † #	32,867,583
3,378,101	Severstal (GDR) * # Reg S	50,100,055
1,424,312	Uralkali (GDR) # Reg S	31,403,704

		410,307,344

Communications: 10.5%
522,521	CTC Media, Inc. (USD)	11,464,111
3,341,099	Mobile TeleSystems OJSC (ADR)	70,931,532
2,442,797	Rostelecom #	10,705,216
1,617,478	Sistema JSFC (GDR) # Reg S	43,691,453
108,274,724	Uralsvyazinform #	4,235,707
4,366,382	VimpelCom Ltd. (ADR) *	64,840,772

		205,868,791

Consumer, Cyclical: 0.4%
3,723,101	Aeroflot - Russian Airlines OJSC (USD) #	8,092,793

Consumer, Non-cyclical: 5.1%
1,491,348	Magnit OAO (GDR) * # Reg S	37,574,896
506,765	Pharmstandard (GDR) * # Reg S	11,382,519
590,002	Wimm-Bill-Dann Foods OJSC (ADR)	13,345,845
910,390	X5 Retail Group N.V. (GDR) * # Reg S	36,505,084

		98,808,344

Energy: 39.5%
3,178,838	Gazprom Neft OAO (ADR) † #	60,633,661
2,753,664	Lukoil (ADR)	156,932,551
1,017,858	Novatek OAO (GDR) # Reg S	87,658,340
7,092,189	OAO Gazprom (ADR) #	149,411,607
2,617,464	Raspadskaya * #	14,737,343
22,871,505	Rosneft Oil Co. (GDR) * #	153,008,127
11,614,113	Surgutneftegaz (ADR) #	111,505,775
1,217,265	Tatneft (ADR) #	38,101,949

		771,989,353

Financial: 13.5%
1,726,933	LSR Group (GDR) * #	14,677,839
1,653,548	PIK Group (GDR) * †	6,200,805
56,313,801	Sberbank RF #	156,589,140
14,975,761	VTB Bank OJSC (GDR) † # Reg S	86,434,911

		263,902,695

Industrial: 1.5%
530,114	Globaltrans Investment Plc (GDR) Reg S	8,045,386
860,857	Novorossiysk Commercial Sea Port (GDR) † # Reg S	8,184,618
785,762	OAO TMK (GDR) * #	13,586,252

		29,816,256

Utilities: 8.3%
4,136,719,883	Federal Grid Co. Unified Energy System JSC * #	49,835,064
137,583,663	IDGC Holding JSC * #	20,875,019
7,623,096,446	Inter RAO UES * #	12,806,802
7,410,870	Irkutsk Electric Grid Company Ltd. * §	—
133,251,186	Mosenergo OAO #	15,386,514
149,656,706	OGK-1 OAO * #	5,339,751
109,735,606	OGK-2 OAO * #	6,314,187
108,235,238	OGK-6 OAO * #	4,655,198
9,040,959	RusHydro (ADR) * #	46,597,654

RUSSIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

		161,810,189

Total Common Stocks (Cost: $1,839,375,627)		1,950,595,765

MONEY MARKET FUND: 0.2% (Cost: $4,101,897)
4,101,897	Dreyfus Government Cash Management Fund	4,101,898

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,843,477,524)		1,954,697,663

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1%

755,388	Bank of New York Institutional Cash Reserve Series B (a) #	163,353
21,704,000	Bank of New York Overnight Government Fund	21,704,000

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $22,459,388)		21,867,353

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	286,590

Total Investments: 101.1% (Cost: $1,865,936,912)		1,976,851,606
Liabilities in excess of other assets: (1.1)%		(20,750,755)

NET ASSETS: 100.0%		$1,956,100,851

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2010.

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $18,751,012.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,584,537,777 which represents 81.0% of net assets.

§	Illiquid, restricted private company received as a spinoff from Irkutskenergo.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $1,936,966,499 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$278,901,489

Gross Unrealized Depreciation	(239,016,382)

Net Unrealized Appreciation	$39,885,107

RUSSIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$34,746,929	$375,560,415	$—	$410,307,344
Communications	147,236,415	58,632,376	—	205,868,791
Consumer, Cyclical	—	8,092,793	—	8,092,793
Consumer, Non-cyclical	13,345,845	85,462,499	—	98,808,344
Energy	156,932,551	615,056,802	—	771,989,353
Financial	6,200,805	257,701,890	—	263,902,695
Industrial	8,045,386	21,770,870	—	29,816,256
Utilities	—	161,810,189	—	161,810,189
Money Market Fund	25,805,898	163,353	—	25,969,251
Capital Support Agreement	—	—	286,590	286,590

Total	$392,313,829	$1,584,251,187	$286,590	$1,976,851,606

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$293,650
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(7,060)
Net purchases (sales)	—
Transfers in and/or out of level 3	—

Balance as of 9/30/10	$286,590

See Note to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.7%
Basic Materials: 5.8%
1,147,164	Hoa Sen Group * #	$1,325,324
4,812,360	PetroVietnam Fertilizer & Chemical JSC #	7,536,551

		8,861,875

Communications: 1.6%
675,400	FPT Corp. #	2,455,359

Consumer, Cyclical: 3.5%
5,768,400	Minor International PCL (THB) #	2,569,276
280,640	Minor International PCL Warrant (THB 13.00, expiring 05/18/13) *	33,288
1,482,438	Parkson Holdings Bhd (MYR) #	2,793,659

		5,396,223

Consumer, Non-cyclical: 4.7%
8,576,200	Charoen Pokphand Foods (THB) #	7,134,736

Energy: 24.5%
244,985	Oil and Natural Gas Corp. Ltd. (INR) #	7,661,658
4,925,518	Petrovietnam Construction Co. #	5,906,235
1,935,576	PetroVietnam Drilling & Well Services JSC * #	4,312,903
272,569	Premier Oil Plc (GBP) * #	7,114,368
756,349	Soco International Plc (GBP) * #	5,122,846
413,055	Talisman Energy, Inc. (CAD)	7,247,639

		37,365,649

Financial: 38.7%
3,473,959	Bank for Foreign Trade of Vietnam JSC #	6,455,768
4,733,540	Bao Viet Holdings #	13,459,694
4,692,280	Bao Viet Holdings Rights (VND 12,000.00, expiring 11/19/10) * #	901,352
2,684,945	HAGL JSC #	10,038,000
3,983,500	Kim Long Securities Corp. #	3,062,359
3,425,570	Kinh Bac City Development Share Holding Corp. * #	5,636,850
5,252,010	Ocean Group JSC * #	8,458,665
3,502,770	PetroVietnam Finance JSC #	3,676,676
1,046,950	Saigon-Hanoi Commercial Joint Stock Bank #	627,318
3,134,311	Tan Tao Investment Industry Corp. * #	2,777,429
4,546,490	Vietnam Joint Stock Commercial Bank for Industry and Trade Rights (VND 10,000.00, expiring 10/6/10) * #	581,764
3,383,755	Vietnam Joint Stock Commercial Bank for Industry and Trade * #	3,284,402

		58,960,277

Industrial: 16.7%
1,072,721	Development Investment Construction Corp. #	2,360,742
5,272,187	Gamuda Bhd (MYR) #	6,626,635
351,826	Gemadept Corp. #	625,998
1,933,535	Hoa Phat Group JSC #	3,815,273
3,064,900	Petroleum Technical Services Corp. #	4,213,703
1,170,970	Refrigeration Electrical Engineering Corp. * #	979,966
875,680	Song Da Urban & Industrial Zone Investment & Development JSC #	2,963,959
3,338,600	Viet Nam Construction & Import-Export JSC Rights (VND 10,000.00, expiring 10/5/10) * #	1,656,585
1,614,900	Viet Nam Construction & Import-Export JSC #	2,140,146

		25,383,007

Utilities: 2.2%
4,982,860	Pha Lai Thermal Power JSC #	3,268,997

Total Common Stocks (Cost: $156,792,434)		148,826,123

CLOSED-END FUND: 1.3% (Cost: $1,945,708)
1,222,808	VinaCapital Vietnam Opportunity Fund * #	1,912,870

Total Investments: 99.0% (Cost: $158,738,142)		150,738,993
Other assets less liabilities: 1.0%		1,564,610

NET ASSETS: 100.0%		$152,303,603

VIETNAM ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

CAD	Canadian Dollar
GBP	British Pound
INR	Indian Rupee
MYR	Malaysian Ringgit
THB	Thai Baht

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $143,458,066 which represents 94.2% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $161,095,891 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$17,187,299
Gross Unrealized Depreciation	(27,544,197)

Net Unrealized Depreciation	$(10,356,898)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Date	Net Unrealized Depreciation

USD	232,815	MYR	75,418	10/05/10	$(26)

Currency type abbreviations:

MYR  Malaysian Ringgit

USD  United States Dollar

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$—	$8,861,875	$—	$8,861,875
Communications	—	2,455,359	—	2,455,359
Consumer, Cyclical	33,288	5,362,935	—	5,396,223
Consumer, Non-cyclical	—	7,134,736	—	7,134,736
Energy	7,247,639	30,118,010	—	37,365,649
Financial	—	58,960,277	—	58,960,277
Industrial	—	25,383,007	—	25,383,007
Utilities	—	3,268,997	—	3,268,997
Closed-End Fund	—	1,912,870	—	1,912,870

Total	$7,280,927	$143,458,066	$—	$150,738,993

Other Financial Instruments, net*	$—	$(26)	$—	$(26)

*	Other financial instruments include forward foreign currency contracts

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Canada: 4.2%

50,123	IESI-BFC Ltd. (USD) †	$1,147,315

France: 9.7%
101,643	Veolia Environnement S.A. (ADR)	2,679,310

United States: 85.9%
80,367	Calgon Carbon Corp. *	1,165,321
124,205	Casella Waste Systems, Inc. *	521,661
16,976	Clean Harbors, Inc. *	1,150,124
73,664	Covanta Holding Corp.	1,160,208
133,505	Darling International, Inc. *	1,137,463
86,014	Fuel Tech, Inc. *	539,308
43,374	Layne Christensen Co. *	1,122,953
136,369	Metalico, Inc. * †	522,293
44,224	Nalco Holding Co.	1,114,887
129,984	Newpark Resources, Inc. *	1,091,866
335,035	Perma-Fix Environmental Services, Inc. *	559,508
577,388	Rentech, Inc. * †	569,305
90,793	Republic Services, Inc.	2,768,279
33,733	Shaw Group, Inc. *	1,132,079
39,578	Stericycle, Inc. *	2,749,879
55,483	Tetra Tech, Inc. *	1,163,478
75,585	US Ecology, Inc.	1,209,360
28,788	Waste Connections, Inc. *	1,141,732
76,513	Waste Management, Inc.	2,734,575

		23,554,279

Total Common Stocks (Cost: $30,000,255)		27,380,904

MONEY MARKET FUND: 0.4% (Cost: $111,610)

111,610	Dreyfus Government Cash Management Fund	111,610

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $30,111,865)		27,492,514

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.2%

87,523	Bank of New York Institutional Cash Reserve Series B (a) #	18,927
1,393,000	Bank of New York Overnight Government Fund	1,393,000

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $1,480,523)		1,411,927

OTHER: 0.1% (Cost: $0)

0	Capital Support Agreement (a) #	33,206

Total Investments: 105.5% (Cost: $31,592,388)		28,937,647
Liabilities in excess of other assets: (5.5)%		(1,509,234)

NET ASSETS: 100.0%		$27,428,413

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2010.

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $1,441,002.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $52,133 which represents 0.2% of net assets.

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternative Waste Technology	10.5%	$2,872,089

Building & Construction	4.1	1,122,953

Energy - Alternate Sources	4.2	1,160,208

Engineering / R&D Services	4.1	1,132,079

Environment Consulting & Engineering	4.2	1,163,478

Hazardous Waste Disposal	20.6	5,668,872

Non - hazardous Waste Disposal	30.2	8,313,562

Oil - Field Services	4.0	1,091,866

Pollution Control	2.0	539,308

Recycling	1.9	522,293

Water	9.7	2,679,309

Water Treatment Systems	4.1	1,114,887

Money Market Fund	0.4	111,610

	100.0%	$27,492,514

The aggregate cost of investments owned for Federal income tax purposes is $31,673,561 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$1,805,698

Gross Unrealized Depreciation	(4,541,612)

Net Unrealized Depreciation	$(2,735,914)

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Canada	$1,147,315	$—	$—	$1,147,315

France	2,679,310	—	—	2,679,310

United States	23,554,279	—	—	23,554,279

Money Market Fund	1,504,610	18,927	—	1,523,537

Capital Support Agreement	—	—	33,206	33,206

Total	$28,885,514	$18,927	$33,206	$28,937,647

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$34,024

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(818)

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 9/30/10	$33,206

See Note to Schedules of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%

Australia: 13.3%
494,115	Aristocrat Leisure Ltd. #	$1,692,038
212,796	Consolidated Media Holdings Ltd. #	681,601
551,423	Crown Ltd. #	4,482,754
692,893	TABCORP Holdings Ltd. #	4,706,346
1,461,215	Tatts Group Ltd. #	3,388,737

		14,951,476

Austria: 1.5%
33,015	BWIN Interactive Entertainment A.G. #	1,713,507

Canada: 0.4%
69,324	Great Canadian Gaming Corp. *	484,528

China / Hong Kong: 11.3%
5,824,000	China LotSynergy Holdings Ltd. * #	197,894
1,109,240	Galaxy Entertainment Group Ltd. * † #	988,500
5,790,000	Golden Resorts Group Ltd. * #	267,366
250,283	Melco Crown Entertainment Ltd. (ADR) *	1,273,941
2,743,200	Sands China Ltd. * #	4,919,269
1,882,000	SJM Holdings Ltd. #	2,150,091
1,650,000	Wynn Macau Ltd. * #	2,837,702

		12,634,763

Germany: 0.2%
5,069	Tipp24 SE *	187,537

Greece: 3.9%
129,609	Intralot S.A. #	500,531
241,643	OPAP S.A. #	3,816,580

		4,317,111

Ireland: 1.7%
55,185	Paddy Power Plc #	1,939,908

Italy: 1.3%
79,484	Lottomatica S.p.A. #	1,223,749
66,130	Snai S.p.A. * #	242,073

		1,465,822

Japan: 3.5%
44,508	Heiwa Corp. #	542,551
11,265	Mars Engineering Corp. † #	180,012
60,973	Sankyo Co. Ltd. #	3,227,137

		3,949,700

Malaysia: 11.6%
680,151	Berjaya Sports Toto Bhd #	915,946
2,568,638	Genting Bhd #	8,246,586
3,481,698	Resorts World Bhd #	3,822,948

		12,985,480

New Zealand: 1.2%
660,077	Sky City Entertainment Group Ltd. #	1,373,993

South Africa: 1.3%
108,050	Sun International Ltd. #	1,509,893

South Korea: 2.9%
140,916	Kangwon Land, Inc. #	3,065,467
65,351	Paradise Co. Ltd. #	210,798

		3,276,265

Sweden: 0.9%
33,104	Betsson A.B. * #	474,315
28,476	Unibet Group Plc #	524,140

		998,455

United Kingdom: 10.1%

GAMING ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

156,595	888 Holdings Plc #	107,806
414,964	IG Group Holdings Plc #	3,254,635
1,040,004	Ladbrokes Plc #	2,199,281
334,597	PartyGaming Plc * #	1,450,790
165,810	Playtech Ltd. #	1,139,188
268,709	Rank Group Plc #	496,739
480,229	Sportingbet Plc #	601,292
804,833	William Hill Plc #	2,108,583

		11,358,314

United States: 34.6%
29,958	Ameristar Casinos, Inc. †	522,767
61,910	Bally Technologies, Inc. *	2,163,754
64,328	Boyd Gaming Corp. * †	466,378
13,398	Churchill Downs, Inc.	478,577
76,788	Global Cash Access Holdings, Inc. *	313,295
342,139	International Game Technology	4,943,908
19,364	Isle of Capri Casinos, Inc. *	138,646
363,787	Las Vegas Sands Corp. * †	12,677,977
243,103	MGM Mirage * †	2,742,202
77,423	Penn National Gaming, Inc. *	2,292,495
70,083	Pinnacle Entertainment, Inc. * †	781,425
72,399	Scientific Games Corp. *	702,270
61,505	Shuffle Master, Inc. *	517,257
66,681	WMS Industries, Inc. *	2,538,546
86,470	Wynn Resorts Ltd.	7,503,002

		38,782,499

Total Common Stocks (Cost: $84,770,569)		111,929,251

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $84,770,569)		111,929,251

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 14.2%

715	Bank of New York Institutional Cash Reserve Series B (a) #	155
15,876,000	Bank of New York Overnight Government Fund	15,876,000

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $15,876,715)		15,876,155

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	271

Total Investments: 113.9%
(Cost: $100,647,284)		127,805,677
Liabilities in excess of other assets: (13.9)%		(15,570,953)

NET ASSETS: 100.0%		$112,234,724

ADR American Depositary Receipt

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2010.

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $15,459,560.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $71,201,172 which represents 63.4% of net assets.

GAMING ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Casino Hotels	52.6%	$58,850,836

Casino Services	12.7	14,179,725

Commercial Services - Finance	0.3	313,295

Computer Software	1.0	1,139,188

Finance - Other Services	2.9	3,254,635

Gambling (Non-Hotel)	15.0	16,859,574

Internet Gambling	4.6	5,113,923

Leisure & Recreation Products	2.3	2,538,546

Lottery Services	5.5	6,226,856

Multimedia	0.6	681,601

Racetracks	2.5	2,771,072

	100.0%	$111,929,251

The aggregate cost of investments owned for Federal income tax purposes is $101,489,959 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$33,524,595

Gross Unrealized Depreciation	(7,208,877)

Net Unrealized Appreciation	$26,315,718

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$—	$14,951,476	$—	$14,951,476

Austria	—	1,713,507	—	1,713,507

Canada	484,528	—	—	484,528

China / Hong Kong	1,273,941	11,360,822	—	12,634,763

Germany	187,537	—	—	187,537

Greece	—	4,317,111	—	4,317,111

Ireland	—	1,939,908	—	1,939,908

Italy	—	1,465,822	—	1,465,822

Japan	—	3,949,700	—	3,949,700

Malaysia	—	12,985,480	—	12,985,480

New Zealand	—	1,373,993	—	1,373,993

South Africa	—	1,509,893	—	1,509,893

South Korea	—	3,276,265	—	3,276,265

Sweden	—	998,455	—	998,455

United Kingdom	—	11,358,314	—	11,358,314

United States	38,782,499	—	—	38,782,499

Money Market Fund	15,876,000	155	—	15,876,155

Capital Support Agreement	—	—	271	271

Total	$56,604,505	$71,200,901	$271	$127,805,677

GAMING ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$278

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(7)

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 9/30/10	$271

See Note to Schedules of Investments

Market Vectors ETF Trust
Note to Schedules of Investments
September 30, 2010 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 29, 2010

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2010